Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2021
Long-Term Debt [Abstract]
Long-Term Debt Including Related Party Debt
The amount of long-term debt (including related party debt discussed under Note 3) shown in the accompanying unaudited interim consolidated balance sheet of June 30, 2021, is analyzed as follows:

		Year/Period Ended
Loan facilities	Borrowers- Issuers	December 31, 2020	June 30, 2021
$11.0 Million Term Loan Facility (a)	Spetses- Pikachu	$9,400,000	$8,600,000
$4.5 Million Term Loan Facility (b)	Bistro	4,050,000	3,750,000
$15.3 Million Term Loan Facility (c)	Pocahontas- Jumaru	—	14,819,000
$18.0 Million Term Loan Facility (d)	Rocket- Gamora	—	18,000,000
Total long-term debt		$13,450,000	$45,169,000
Less: Deferred financing costs		(264,134)	(894,951)
Total long-term debt, net of deferred finance costs		$13,185,866	44,274,049

Presented:
Current portion of long-term debt		$2,200,000	$7,484,000
Less: Current portion of deferred finance costs		(97,963)	(330,590)
Current portion of long-term debt, net of deferred finance costs		$2,102,037	$7,153,410

Non-Current portion of long-term debt		11,250,000	37,685,000
Less: Non-Current portion of deferred finance costs		(166,171)	(564,361)
Non-Current portion of long-term debt, net of deferred finance costs		$11,083,829	$37,120,639

Debt instruments from related party
$5.0 Million Term Loan Facility (Note 3(b))	Castor	5,000,000	5,000,000
Total long-term debt from related party, current		$5,000,000	$5,000,000

Annual Principal Payments
The annual principal payments for the Company’s outstanding debt arrangements as of June 30, 2021 (including related party debt discussed under Note 3), required to be made after the balance sheet date, are as follows:

Twelve-month period ending June 30,	Amount
2022	$12,484,000
2023	6,784,000
2024	6,784,000
2025	24,117,000
Total long-term debt (including related party debt)	$50,169,000